Other Borrowed Funds (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 10,745,000	$ 10,944,000
Long-term Debt [Member]
Federal Home Loan Bank advances
Other borrowed funds	$ 10,745,000	$ 10,944,000
Rate on balance outstanding at year end (as a percent)	2.61%	2.61%
Average daily balance	$ 10,837,000	$ 386,924,000
Average rate (as a percent)	2.61%	1.75%
Maximum amount outstanding at any month end	$ 10,928,000	$ 436,122,000
Long-term Debt [Member] | Federal Home Loan Bank non-amortizing advances
Federal Home Loan Bank advances
Other borrowed funds		$ 425,000,000
Long-term Debt [Member] | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Number of amortizing advances | loan	2
Amortizing in 2024	$ 204,000
Amortizing in 2025	210,000
Amortizing in 2026	215,000
Amortizing in 2027	221,000
Amortizing in 2028	227,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	2,914,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 7,831,000